INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14 - INCOME TAXES:

a.     InMode Ltd.

The Company is taxed according to Israeli tax laws:

1) Measurement of results for tax purposes

Since 2008 and until 2019, the Company has measured the results of InMode Ltd. (the “Israeli Company”) for tax purposes in nominal terms in NIS. Starting from 2020 and onwards, the Company’s results for Israeli tax purposes are measured in U.S dollars based on the Dollar Regulations which the Company chose to implement for Israeli tax purposes (detailed rules apply in this regard).

These consolidated financial statements are presented in U.S. dollars. The changes in the exchange rate of the dollar, both on an annual and a cumulative basis, cause a difference between taxable income and income reflected in these consolidated financial statements. ASC 740-10-25 prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are re-measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the above-mentioned differences were not reflected in the computation of deferred tax assets and liabilities.

2)	Basis of taxation

a)	Incentives Applicable until 2021

Under the Encouragement of Capital Investments Law, including Amendment No. 60 thereof as published in April 2005, by virtue of the “Approved Enterprise” or “Benefited Enterprise” status, the Israeli Company was tax exempt from 2012 to 2021 for income derived from the Benefited Enterprise. See also note 14a(2)(b).

b)	Incentives Applicable starting 2022 - The New Technological Enterprise Incentives Regime – Amendment 73 to the Investment Law

On June 14, 2017, the Encouragement of Capital Investments Regulations (Preferred Technology Income and Capital Profits for a Technological Enterprise), 2017 (the “Regulations”) were published, which adopted Action 5 under the base erosion and profit shifting (“BEPS”) regulations. The Regulations describe, inter alia, the mechanism used to determine the calculation of the benefits under the PTE and under the SPTE Regime and determine certain requirements relating to documentation of intellectual property for the purpose of the PTE. According to these provisions, a company that complies with the terms under the PTE regime may be entitled to certain tax benefits with respect to income generated during the company’s

Regular course of business and derived from the preferred intangible asset (as determined in the Investments Law), excluding income derived from intangible assets used for marketing and income attributed to production activity. In the event that intangible assets used for marketing purposes generate over 10% of the PTE’s income, the relevant portion, calculated using a transfer pricing study, would be subject to regular corporate income tax. If such income does not exceed 10%, the PTE will not be required to exclude the marketing income from the PTE’s total income. The Regulations set a presumption of direct production expenses plus 10% with respect to income related to production, which can be countered by the results of a supporting transfer pricing study. Tax rates applicable to such production income expenses will be similar to the tax rates under the Preferred Enterprise regime, to the extent such income would be considered as eligible. In order to calculate the preferred income, the PTE is required to take into account the income and the research and development expenses that are attributed to each single preferred intangible asset. Under the Regulations the Company’s tax rate is expected to be approximately 7.5%.

Amendment 74 to the Investment Law

Pursuant to the amendment to the Investments Law which became effective on November 15, 2021, a company that elects by November 15, 2022 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2020 will be entitled to distribute a dividend from such income or to be used for any other reason found by the company, without being required to pay additional corporate tax.

The Company elected to take advantage of the amendment, and during November 2022 has paid NIS 42.5 million ($12.0 million) as a one-time payment, and as a result NIS 591 million (approximately $165.7 million) of the Company’s undistributed exempt income for years 2012 until 2020 are entitled to be distributed as dividend or to be used for any other reason found by the Company without being required to pay additional corporate tax. As a result, the Company is required to invest NIS 32 million (approximately $9 million) in its industrial enterprises in Israel over a five year period. Such investment may be in the form of the acquisition of industrial assets (excluding real estate assets), investment in R&D in Israel, or payroll payments to new employees to be hired by the enterprise.

3)	Corporate tax rate in Israel

The Israeli companies are taxed in accordance with Israeli tax laws. The corporate tax rate is 23% for 2018 and thereafter. Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

b.	Subsidiaries outside of Israel

Subsidiaries that are incorporated outside of Israel are assessed for taxes under the tax laws in their countries of residence.

In March 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the US, which provides among others, tax relief measures for businesses including a five-year net operating loss (“NOL”) carry back. As a result, the Company recognized in its consolidated financial statements a receivable tax asset in the amount of $2,894, under current other receivables. During 2022, the Company fully received the tax return as part of the CARES Act.

As of December 31, 2022, the Company’s subsidiary in U.S has an accumulated tax loss carryforward of approximately $221 million derived mainly from exercises of options by employees which provided the Company tax deductions in excess of the actual compensation expenses (recognized in loss), under the Tax Cuts and Jobs Act of 2017 (“TCJA”).

Under U.S. tax laws, subject to certain limitations, carryforward tax losses originating in tax years beginning after January 1, 2018, have no expiration date, but they are limited to 80% of the company's taxable income in any given tax year. However, the 80% limitation is temporarily removed by the CARES Act, which reinstates the 80% limitation for tax years beginning after 2020. A full valuation allowance was created against the Company’s subsidiary in U.S deferred tax assets. Management currently believes that it is more likely than not that the deferred taxes generated in U.S will not be realized in the foreseeable future.

c.  Deferred income tax assets

Deferred income tax assets reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2022 and 2021 were as follows:

	December 31
	2022	2021
Deferred tax assets in respect of:

Subsidiaries carryforward losses	60,229	58,389
Other temporary differences	2,369	2,874
Share-based compensation	5,073	2,884
Deferred tax asset in respect to other comprehensive loss	2,238	394
Total deferred tax assets before valuation allowance	69,909	64,541
Valuation allowance	(66,815)	(63,207)
Total deferred tax assets	3,094	1,334

Deferred taxes are computed using the tax rates expected to be in effect when those differences reverse.

The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized in the foreseeable future. As of each reporting date, management considers new evidence, both positive and negative, that could impact management’s view with regard to the future realization of deferred tax assets for each jurisdiction.

d.Reconciliation of theoretical tax expense to actual tax expense

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2022	2021	2020
Income before taxes on income	201,466	168,002	76,132
Theoretical tax expenses at the statutory rate of InMode	23%	23%	23%
	46,337	38,640	17,510
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(29,429)	(37,478)	(16,652)
Different effective tax rates applicable to the Subsidiaries	(1,453)	(2,033)	235
NOL carry back as part of the CARES Act relief	-	-	(2,894)
Valuation allowance	130	40	17
Uncertain tax position	303	1,921	1,416
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,842	1,838	1,426
Previous year	-	-	49
Amendment to the Investments Law payment - see also note 14a(2)(b)	12,017	-	-
settlements with the Israeli tax authority net of decrease of related uncertain tax	10,199	-	-
	39,946	2,928	1,107

e.	Tax assessments

In February 2022, the Israeli Company settled the 2017-2020 income tax assessment with the Israeli tax authority, paying $1.3 million. also see Note 14a(2)(b).

In December 2022 the Company reached an agreement with the Israeli Tax Authority under which the Company will pay NIS 50.2 million (approximately $14.3 million) on its undistributed exempt income for the year ended December 31, 2021, see also note 17. As a result, NIS 517.8 million (approximately $147.5 million) of the Company’s undistributed exempt income for 2021 may be distributed or used by the Company without being subject to additional corporate tax.

In accordance with the Israel Income Tax Ordinance, as of December 31, 2022, all tax assessments of the Israeli Company through tax year 2021 are considered final – see also note 14a(2)(b). In addition, all tax assessments of one of the Company’s subsidiaries in Israel through tax year 2017 are considered final. Another Israeli subsidiary was established in 2022 and therefore has no previous open tax assessments.

As of December 31, 2022, all tax assessments on the Company’s subsidiary in the United States, through tax year 2018, are considered final, in accordance with the tax law in its country of residence.

The other Company’s subsidiaries open tax years, range from 2017-2022, in their relevant jurisdictions.

f. Income before income taxes is composed of the following:

	Year ended December 31
	2022	2021	2020
InMode Ltd. and Israeli subsidiaries	196,354	163,370	72,712
Subsidiaries outside of Israel	5,112	4,632	3,420
	201,466	168,002	76,132

g.	Tax expenses (tax benefit):

	Year ended December 31
	2022	2021	2020
Current:
Israel	38,248	3,829	1,411
Subsidiaries	1,614	(131)	(2,033)
	39,862	3,698	(622)
Deferred:
Israel	84	(770)	30
Subsidiaries	-	-	1,699
	84	(770)	1,729
Total taxes on income	39,946	2,928	1,107

h.Uncertain tax positions:

ASC No. 740, Income Taxes, requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company.

The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2022	2021
Balance at January 1	4,831	2,910
Decrease in uncertain tax positions for the previous years	(4,831)	(804)
Increase in uncertain tax positions for the current year, net	303	2,725
Balance at December 31	303	4,831

The Company does not expect uncertain tax positions to change significantly over the next 12 months.